Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements
12. Fair Value Measurements
The Company’s financial instruments consist of its convertible notes and warrants.

There were no assets or liabilities measured at fair value on a recurring basis as of September 30, 2023, and no assets measured at fair value on a recurring basis as of December 31, 2022. Liabilities measured at fair value on a recurring basis as of December 31, 2022 were as follows:

	Fair value measurements as of December 31, 2022
	Level 1	Level 2	Level 3	Total

	(in thousands)

Liabilities
Convertible notes	—	—	4,270	4,270
Warrants	—	—	3,004	3,004

Total	$—	$—	$7,274	$7,274

During the nine months ended September 30, 2023, there were no transfers between Level 1 and Level 2, nor into and out of Level 3.
The following tables summarize the activity for the Company Level 3 liabilities measured at fair value on a recurring basis for the nine months ended September 30, 2023:

(in thousands)	Convertible Notes
Fair value at December 31, 2022	$4,270
Issuance of convertible notes	—
Change in estimated fair value of financial instruments	252
Conversion of convertible notes into common stock	(4,521)

Fair value at September 30, 2023	$—

(in thousands)	Warrants
Fair value at December 31, 2022	$3,004
Issuance of warrants	—
Change in estimated fair value of financial instruments	(2,266)
Exercise of stock warrants	(738)

Fair value at September 30, 2023	$—

The following tables summarize the activity for the Company Level 3 liabilities measured at fair value on a recurring basis for the nine months ended September 30, 2022:

(in thousands)	Convertible Notes
Fair value at December 31, 2021	—
Issuance of convertible notes	5,902
Change in estimated fair value of financial instruments	24
Conversion of convertible notes into Series A preferred stock	(5,926)

Fair value at September 30, 2022	$—

Convertible Notes
As further described in Note 10, the Company entered into several convertible note arrangements with certain investors during 2022. The Company recorded the liability related to the convertible notes at fair value and subsequently remeasured the instruments to fair value using level 3 fair value measurements.
The Company recorded a change in fair value adjustment of $0.3 million for the nine months ended September 30, 2023 related to the November 2022 Convertible Notes, and $0.02 million for the nine months ended September 30, 2022 related to the 2022 Convertible Notes in the condensed consolidated statement of operations and comprehensive loss.
In May 2023, upon closing of the Company’s IPO, the November 2022 Convertible notes were converted into an aggregate of 565,144 shares of common stock.

Warrants
As further described in Note 11, on November 13, 2022, the Company issued an aggregate 92,296 warrants to purchase Class A Common Stock to various third-party investors in conjunction with the issuance of its November 2022 Convertible Notes. The Company recorded the liability related to the warrants at fair value and subsequently remeasured the instruments to fair value using level 3 fair value measurements.
The Company recorded a change in fair value adjustment of $2.3 million and $0 million in the condensed consolidated statement of operations and comprehensive loss for the nine months ended September 30, 2023 and 2022, respectively.
In May 2023, upon closing of the Company’s IPO, the warrants were exercised and converted into shares of common stock.

13. Fair Value Measurements
The Company’s financial instruments consist of its convertible notes, warrants, SAFEs, and ASAs.
There were no assets measured at fair value on a recurring basis as of December 31, 2022 and 2021. Liabilities measured at fair value on a recurring basis as of December 31, 2022 were as follows:

	Fair value measurements as of December 31, 2022
	Level 1	Level 2	Level 3	Total
	(in thousands)
Liabilities
Convertible notes	$—	$—	$4,270	$4,270
Warrants	—	—	3,004	3,004

Total	$—	$—	$7,274	$7,274

There were no liabilities measured at fair value on a recurring basis as of December 31, 2021.
During the year ended December 31, 2022, there were no transfers between Level 1 and Level 2, nor into and out of Level 3.

The following tables summarize the activity for the Company’s Level 3 liabilities measured at fair value on a recurring basis:

(in thousands)	SAFE Liability
Fair value at December 31, 2020	$4,655
Issuance of SAFEs and ASAs	3,416
Change in estimated fair value of financial instruments	251
Conversion of ASAs into common stock	(5,667)
Conversion of SAFEs into series seed preferred stock	(2,655)

Fair value at December 31, 2021	—

Fair value at December 31, 2022	$—

(in thousands)	Convertible Notes
Fair value at December 31, 2020	$2,546

Issuance of convertible notes	14,620
Change in estimated fair value of financial instruments	(5,193)
Conversion of convertible notes into Series Seed preferred stock	(1,947)
Conversion of convertible notes into Series A preferred stock	(10,026)

Fair value at December 31, 2021	—

Issuance of convertible notes	10,303
Change in estimated fair value of financial instruments	107
Conversion of convertible notes into Series A preferred stock	(5,926)

Fair value at December 31, 2022	$4,270

(in thousands)	Warrant Liability
Fair value at December 31, 2021	$—

Issuance of warrants	3,482
Change in estimated fair value of financial instruments	(478)

Fair value at December 31, 2022	$3,004

SAFEs
As further described in Note 4, between 2017 and 2021, the Company entered into several SAFEs with certain investors. The Company recorded the liability related to the SAFEs at fair value and subsequently remeasured the instruments to fair value using level 3 fair value measurements. The fair value of the SAFEs was determined using a probability weighted expected return method (PWERM), in which the probability and timing of potential future events (such as a qualified equity financing or a dissolution) is considered in order to estimate the fair value of the SAFEs as of each valuation date. Management determined the fair value of the SAFEs using the following significant unobservable inputs: (1) probability and timing of events, (2) 100% equity value of the business, (3) equity volatility, and (4) recovery rate. The Company recorded an unfavorable change in fair value adjustment of $0.3 million in the consolidated statement of operations for the year ended December 31, 2021. Upon the occurrence of a Series A financing in 2021, all outstanding SAFEs were converted through the issuance of 0.02 million shares of SAFE Preferred Stock. There were no outstanding SAFEs as of December 31, 2022 or 2021.
Convertible Notes
As further described in Note 10, the Company entered into several convertible note arrangements with certain investors during 2020, 2021, and 2022. The Company recorded the liability related to the convertible notes at fair value and subsequently remeasured the instruments to fair value using level 3 fair value measurements. The fair value of the convertible notes was determined using a PWERM, in which the probability and timing of potential future events (such as a qualified equity financing prior to maturity) is considered in order to estimate the fair value of the convertible notes as of each valuation date. For the outstanding notes as of December 31, 2022, management determined the fair value of the convertible notes using the following significant unobservable inputs: (1) probability and timing of events, (2) expected future equity value of the underlying shares at the time of conversion, and (3) a discount rate of 20.36%.

The Company recorded a change in fair value adjustment of $0.1 million and $5.2 million in the consolidated statement of operations and comprehensive loss for the years ended December 31, 2022 and 2021, respectively. Upon the occurrence of a Series Seed and Series A financing in 2021, $12.0 million of convertible notes were converted through the issuance of 0.05 million shares of Preferred Stock. Upon the occurrence of a Series A financing in 2022, $5.9 million of convertible notes were converted through the issuance of 0.1 million shares of Preferred Stock.
Warrants
As further described in Note 12, on November 13, 2022, the Company issued an aggregate 92,296 warrants to purchase Class A Common Stock to various third-party investors in conjunction with the issuance of its November 2022 Convertible Notes. The Company recorded the liability related to the warrants at fair value and subsequently remeasured the instruments to fair value using level 3 fair value measurements. The fair value of the warrants was determined using a PWERM, in which the probability and timing of potential future events (such as a qualified equity financing prior to maturity) is considered in order to estimate the fair value of the warrants as of each valuation date. For the outstanding warrants as of December 31, 2022, management determined the fair value of the warrants using the following significant unobservable inputs: (1) probability and timing of events, (2) expected future equity value of the underlying shares at the time of conversion, and (3) a discount rate of 21.7%.
The Company recorded a change in fair value adjustment of $0.5 million and $0 million in the consolidated statement of operations and comprehensive loss for the years ended December 31, 2022 and 2021, respectively.